Common Stock and Warrants (Tables)	12 Months Ended
Mar. 31, 2021
Equity [Abstract]
Schedule of Warrant Activity

A summary of warrant activity is as follows:

	Number of Warrants	Weighted- Average Exercise Price	Warrants Exercisable	Weighted- Average Exercisable Price

Outstanding, March 31, 2019	954,745	$2.20	758,759	$2.16
Granted	476,425	2.07
Cashless warrant exercises	(84,375)	1.27
Expired	(22,500)	2.22
Canceled	(90,000)	2.32
Outstanding, March 31, 2020	1,234,295	2.12	1,027,092	2.13
Issued in conjunction with convertible debt	158,036	1.40
Sold for cash	10,000	4.00
Issued and granted	72,596	1.52
Exercised for cash	(205,946)	2.21
Cashless warrant exercises	(142,313)	1.64
Expired	(45,000)	3.78
Outstanding, March 31, 2021	1,081,668	$2.02	881,982	$2.00

Schedule of Range of Warrant Prices

At March 31, 2021, the range of warrant prices for shares under warrants and the weighted-average remaining contractual life is as follows:

	Warrants Outstanding			Warrants Exercisable
Range of Warrant Exercise Price	Number of Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Number of Warrants	Weighted- Average Exercise Price
1.20-2.00	653,055	$1.36	4.28	622,119	$1.36

2.01-4.00	320,438	2.39	3.43	151,688	2.57

4.01-10.00	108,175	4.94	1.50	108,175	4.94

Total	1,081,668	2.02	3.75	881,982	2.00

Schedule of Warrants Granted Assumptions

The Company granted warrants during the fiscal years ended March 31, 2021 and 2020 based on the following ranges:

	Fiscal Year Ended March 31,
	2021	2020
Stock price on valuation date	$1.54-1.76	$.48-2.25
Exercise price	$1.32-1.60	$1.28-2.24
Term (years)	5.00	.003-10
Weighted-average volatility*	344%	348%
Risk-free rate	.3% - .6%	1.5% - 2.4%